JPMorgan California Municipal Money Market Fund Performance Management - Institutional Shares [Member] - JPMorgan California Municipal Money Market Fund	Feb. 28, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	The Fund’s Past Performance
Performance Narrative [Text Block]	This section provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund’s Institutional Shares has varied from year to year for the past ten calendar years. The table shows the average annual total returns over the past one year, five years and ten years. The performance of Institutional Shares is based on the performance of Premier Shares (which are not offered in this prospectus) prior to the inception of the Institutional Shares. The table shows the average annual total returns over the past one year, five years and ten years. Returns for Institutional Shares would be similar to the returns shown because the Premier Shares are invested in the same portfolio of securities and the returns would differ only to the extent that the classes do not have the same expenses. To obtain current yield information call 1-800-766-7722 or visit www.jpmorganfunds.com. Past performance is not necessarily an indication of how the Fund will perform in the future.
Performance Past Does Not Indicate Future [Text]	Past performance is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart shows how the performance of the Fund’s Institutional Shares has varied from year to year for the past ten calendar years. The table shows the average annual total returns over the past one year, five years and ten years. The performance of Institutional Shares is based on the performance of Premier Shares (which are not offered in this prospectus) prior to the inception of the Institutional Shares. The table shows the average annual total returns over the past one year, five years and ten years.
Bar Chart [Heading]	YEAR-BY-YEAR RETURNS
Bar Chart Closing [Text Block]	Best Quarter2Q, 20240.83%Worst Quarter1Q, 2Q and 3Q 20151Q and 2Q 20162Q and0.00%3Q 2021The Fund’s year-to-date total returnthrough3/31/25was0.57%.
Performance Table Heading	AVERAGE ANNUAL TOTAL RETURNS(For periods ended December 31, 2024)
Performance Availability Website Address [Text]	www.jpmorganfunds.com
Performance Availability Phone [Text]	1-800-766-7722
Institutional
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	The Fund’s year-to-date total return
Bar Chart, Year to Date Return	0.57%
Bar Chart, Year to Date Return, Date	Mar. 31, 2025
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	0.83%
Highest Quarterly Return, Date	Jun. 30, 2024
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	none
Lowest Quarterly Return, Date	Sep. 30, 2021